PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 96.6%
Aerospace & Defense 0.9%
Lockheed Martin Corp.	19,164	$ 8,204,492
Safran SA (France)	19,787	3,189,501
		11,393,993
Auto Components 1.4%
Cie Generale des Etablissements Michelin SCA (France)	145,186	16,796,871
Banks 7.7%
BNP Paribas SA (France)	348,283	18,459,472
ING Groep NV (Netherlands), ADR(a)	2,226,183	24,198,609
JPMorgan Chase & Co.	267,123	35,356,400
Truist Financial Corp.	296,570	15,294,115
		93,308,596
Beverages 2.5%
PepsiCo, Inc.	211,781	30,077,138
Chemicals 4.9%
Akzo Nobel NV (Netherlands)	85,001	8,027,936
Dow, Inc.	176,575	8,134,810
Linde PLC (United Kingdom)	213,521	43,372,521
		59,535,267
Communications Equipment 0.7%
Cisco Systems, Inc.	184,912	8,500,405
Construction & Engineering 0.7%
Ferrovial SA (Spain)	255,408	8,084,630
Diversified Financial Services 0.0%
Gateway Energy & Resource Holdings LLC Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*^(f)	100,000	382,272
Diversified Telecommunication Services 3.6%
AT&T, Inc.	761,205	28,636,532
Telefonica Deutschland Holding AG (Germany)	4,746,011	14,399,436
		43,035,968

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities 9.2%
Edison International	166,855	$ 12,772,750
Enel SpA (Italy)	4,688,773	40,818,707
Iberdrola SA (Spain)	3,964,414	43,313,016
SSE PLC (United Kingdom)	765,169	15,258,677
		112,163,150
Equity Real Estate Investment Trusts (REITs) 8.9%
American Campus Communities, Inc.	636,408	29,192,035
Crown Castle International Corp.(a)	194,342	29,120,205
Prologis, Inc.	537,970	49,966,654
		108,278,894
Food & Staples Retailing 1.3%
Walmart, Inc.	132,439	15,162,941
Food Products 3.2%
Conagra Brands, Inc.	336,176	11,066,914
Danone SA (France)	153,229	12,270,452
Nestle SA (Switzerland)	143,747	15,839,787
		39,177,153
Gas Utilities 1.5%
APA Group (Australia)	2,404,927	18,066,335
Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	83,023	17,764,431
Household Products 2.8%
Procter & Gamble Co. (The)	275,850	34,376,427
Insurance 8.0%
AXA SA (France)	1,274,712	33,902,737
MetLife, Inc.	459,811	22,857,205
Zurich Insurance Group AG (Switzerland)	98,643	40,880,990
		97,640,932
Media 1.0%
Comcast Corp. (Class A Stock)	275,357	11,892,669

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 2.9%
National Grid PLC (United Kingdom)	1,692,340	$ 22,456,874
RWE AG (Germany)	382,337	13,280,471
		35,737,345
Oil, Gas & Consumable Fuels 7.9%
Enbridge, Inc. (Canada)	595,832	24,226,780
ONEOK, Inc.	286,376	21,440,971
Pembina Pipeline Corp. (Canada)	269,283	10,312,273
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	173,688	9,057,829
TOTAL SA (France), ADR	354,783	17,238,906
Williams Cos., Inc. (The)	665,398	13,767,085
		96,043,844
Personal Products 1.3%
Unilever PLC (United Kingdom)	268,511	16,015,992
Pharmaceuticals 6.7%
AstraZeneca PLC (United Kingdom), ADR	506,452	24,664,212
GlaxoSmithKline PLC (United Kingdom)	1,390,417	32,628,957
Sanofi (France)	254,896	24,489,868
		81,783,037
Road & Rail 0.9%
Norfolk Southern Corp.	52,304	10,890,216
Semiconductors & Semiconductor Equipment 5.8%
QUALCOMM, Inc.	316,270	26,980,994
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	311,263	16,789,526
Texas Instruments, Inc.	219,684	26,504,874
		70,275,394
Specialty Retail 1.7%
Lowe’s Cos., Inc.	178,448	20,742,795
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	85,736	26,536,149
Western Digital Corp.	47,870	3,135,485
		29,671,634

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Tobacco 1.4%
Philip Morris International, Inc.	199,578	$ 16,505,101
Transportation Infrastructure 3.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	1,000,430	12,387,638
Transurban Group (Australia)	2,344,729	24,530,207
		36,917,845
Wireless Telecommunication Services 2.8%
Tele2 AB (Sweden) (Class B Stock)	1,109,804	16,756,669
Vodafone Group PLC (United Kingdom), ADR	860,911	16,882,465
		33,639,134

Total Common Stocks (cost $1,085,549,517)		1,173,860,409
Preferred Stocks 2.3%
Electric Utilities 0.8%
American Electric Power Co., Inc., CVT, 6.125%	156,441	9,073,578
Multi-Utilities 1.5%
Sempra Energy, Series A, CVT, 6.000%(a)	145,231	18,387,697

Total Preferred Stocks (cost $22,421,865)		27,461,275

Total Long-Term Investments (cost $1,107,971,382)		1,201,321,684

Short-Term Investments 1.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,341,250	5,341,250

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $9,879,710; includes $9,862,904 of cash collateral for securities on loan)(b)(w)	9,878,809	$ 9,880,786

Total Short-Term Investments (cost $15,220,960)		15,222,036

TOTAL INVESTMENTS 100.2% (cost $1,123,192,342)		1,216,543,720
Liabilities in excess of other assets (0.2)%		(1,948,618)

Net Assets 100.0%		$ 1,214,595,102

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $382,272 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,548,143; cash collateral of $9,862,904 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,000,000. The aggregate value of $382,272 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).